Non-current assets - exploration and evaluation (Details) $ in Thousands	6 Months Ended
Dec. 31, 2023 USD ($)
Non-current assets - exploration and evaluation [Abstract]
Exploration assets	$ 172,185
Reconciliations of written down [Abstract]
Opening balance	152,226
Additions - Rhyolite Ridge	19,958
Exploration expenditure - non core	32
Exploration expenditure - written off	(31)
Ending balance	$ 172,185